SHARE REPURCHASE	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE

17. SHARE REPURCHASE

Treasury stock represents of share repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

On June 17, 2011, the Board of Directors authorized a share repurchase program under which the Company may repurchase up to $100 million of its ADSs pursuant to a Rule 10b5-1 repurchase plan. The repurchase program does not obligate the Company to repurchase a minimum number of shares, and the program may be suspended or canceled without prior notice. As of December 31, 2011, under the repurchase plan, the Company had repurchased an aggregate of 2,605,571 ADSs, representing 7,816,713 ordinary shares, on the open market for total cash consideration of $35,711,684. These shares were cancelled in January 2012.

On December 16, 2011, the Board of Directors authorized a share repurchase program under which the Company may repurchase up to $50 million of its ADSs pursuant to a Rule 10b5-1 repurchase plan. As of December 31, 2011, under the repurchase plan, the Company had repurchased an aggregate of 209,428 ADSs, representing 628,284 ordinary shares, on the open market for total cash consideration of $4,394,648.

As at December 31, 2011, the repurchased 8.4 million shares were presented as “treasury stock” on the balance sheet.